Accounts receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable
Accounts receivable	¥ 4,648,583	¥ 3,492,919	¥ 3,434,615
Gross carrying amount
Accounts receivable
Accounts receivable	5,668,904	4,386,872	4,158,270
Allowance for credit losses
Accounts receivable
Accounts receivable	¥ (1,020,321)	¥ (893,953)	¥ (723,655)	¥ (692,722)